Expense Example - FidelityAdvisorFocusedEmergingMarketsFund-AMCIZPRO - FidelityAdvisorFocusedEmergingMarketsFund-AMCIZPRO - Fidelity Advisor Focused Emerging Markets Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor Focused Emerging Markets Fund - Class A
Expense Example:
1 year	$ 700
3 years	963
5 years	1,247
10 years	2,053
Fidelity Advisor Focused Emerging Markets Fund - Class C
Expense Example:
1 year	308
3 years	643
5 years	1,103
10 years	2,187
Fidelity Advisor Focused Emerging Markets Fund - Class M
Expense Example:
1 year	502
3 years	822
5 years	1,165
10 years	2,131
Fidelity Advisor Focused Emerging Markets Fund - Class I
Expense Example:
1 year	103
3 years	322
5 years	558
10 years	1,236
Fidelity Advisor Focused Emerging Markets Fund - Class Z
Expense Example:
1 year	91
3 years	284
5 years	493
10 years	$ 1,096